COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Apr. 12, 2023 USD ($)	Oct. 12, 2021 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3
Purchase price, per unit | $ / shares			$ 10.05
Deferred underwriting commissions			$ 6,050,000	$ 12,100,000
Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions	$ 12,100,000
Total amount of reduction	$ 8,100,000
Fee reduction agreement | Target at a pre-money valuation above $100 million
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit	66.94%
Deferred underwriting commissions	$ 12,100,000
Total amount of reduction	6,050,000
Minimum pre money valuation	$ 100,000,000
Fee reduction agreement | Target at a pre-money valuation above $100 million | Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit	50.00%
Over Allotment
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares		3,000,000
Purchase price, per unit | $ / shares		$ 10.00
Aggregate purchase price		$ 30,000,000
Aggregate underwriter cash discount			$ 12,100,000
Deferred fee per unit | $ / shares			$ 0.70
Working capital loans warrant
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares			0.50
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares		23,000,000
Purchase price, per unit | $ / shares		$ 10.00
Underwriting cash discount per unit | $ / shares			$ 0.20
Aggregate underwriter cash discount			$ 4,000,000
Initial Public Offering | Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions	$ 12,100,000